ISSUANCE OF EQUITY SECURITIES (Details Narrative) - USD ($)							12 Months Ended
	Dec. 05, 2025	Dec. 02, 2025	Oct. 30, 2025	Sep. 30, 2025	Sep. 29, 2025	Aug. 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 05, 2026	Dec. 31, 2025	Dec. 04, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split					1-for-20 reverse stock split
Common stock, par value	$ 0.00001
Reverse stock splits, shares				196,514,084			196,514,084
Common stock, shares outstanding				9,825,704			9,825,704	248,912		15,483,392
Common Stock issued for cash, shares			8,333,333			3,683,333	1,459,388
Shares Issued				7,880,438			7,880,438
Shares Issued and Acquisitions				184,167	3,683,333		184,167
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock compensation expense							$ 641,879
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split	1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, par value	$ 0.00001	$ 0.00001							$ 0.00001
Common stock, shares outstanding	9,825,704										196,514,084
Common Stock issued for cash, shares			8,333,333
Twenty Two Thounsand Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock issued for cash, shares							50,000